ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

WuXi PharmaTech (Cayman) Inc. (“the Company”) was incorporated under the laws of the Cayman Islands on March 16, 2007. As of December 31, 2011, the Company operated primarily through the following subsidiaries:

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec (BVI) Inc. (“WXAT BVI”)	British Virgin Islands June 3, 2004	100%	Holding company of People’s Republic of China(“PRC”) subsidiaries

WuXi AppTec Co., Ltd. (“WXAT”)	PRC July 13, 2005	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Shanghai) Co., Ltd. (“WASH”)	PRC April 2, 2002	100%	Laboratory services to pharmaceutical and biotechnology industries

Shanghai SynTheAll PharmaTech Co., Ltd. (“STA”)	PRC January 23, 2003	100%	Pharmaceutical manufacturing

WuXi AppTec (Suzhou) Co., Ltd. (“WASZ”)	PRC October 8, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Tianjin) Co., Ltd. (“WATJ”)	PRC June 5, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec Holding Company, Inc.	United States of America (“United States” or “U.S.”) January 3, 2008	100%	Holding company of U.S. subsidiaries

WuXi AppTec, Inc. (“AppTec”)	United States January 3, 2008	100%	Laboratory services to biotechnology and medical device industries

WX (BVI) Ltd.	British Virgin Islands July 4, 2008	100%	Holding company of European subsidiaries

Kaipara Enterprises Ltd.	The Republic of Cyprus July 14, 2008	100%	Shell company

Klivia Investments Sp. Z o.o.	The Republic of Poland July 31, 2008	100%	Intermediate holding company

WuXi AppTec Biotechnology Co., Ltd. (“WABIO”)	PRC May 25, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Wuhan) Co., Ltd. (“WAWH”)	PRC November 30, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries

Shanghai AppTec(HK) Ltd.	Hong Kong December 10, 2010	100%	Shell company

Global Bond Investments Ltd.	Hong Kong December 8, 2010	100%	Investment management
Chemdepo, Inc. (“Chemdepo”)	United States March 30, 2011	100%	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries

WuXi AppTec UK, Inc. (“AppTec UK”)	United Kingdom January 17, 2011	100%	Sales company

WuXi AppTec Sales, LLC. (“Sales LLC”)	United States January 19, 2011	100%	Sales company

STA Pharmaceutical Hong Kong Ltd. (“STA HK”)	Hong Kong April 12, 2011	100%	Sales company

Shanghai STA Pharmaceutical R&D Co., Ltd. (“STA R&D”)	PRC April 15, 2011	100%	Pharmaceutical manufacturing

WuXi PharmaTech Investment Holdings (Cayman) Inc.	United States May 24, 2011	100%	Investment holding company

WuXi PharmaTech Investments (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Fund I General Partner L.P.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Investment Management (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Healthcare Fund I L.P.	Cayman Islands May 24, 2011	100%	Corporate Venture Investment fund

Wuxi AppTec Investment & Development Co., Ltd.	PRC June 29, 2011	100%	Investment management

WuXi AppTec Biomedical Investment Management L.P. (1)	PRC July 18, 2011	100%	Investment management

WuXi AppTec Equity Investment Management Co., Ltd.	PRC August 11, 2011	100%	Investment management

WuXi AppTec Investment Fund I L.P.	PRC August 16, 2011	100%	Corporate Venture Investment fund

WuXi AppTec Clinical Research and Regulatory Services Co. Ltd. (“WACR”)	PRC September 23, 2011	100%	Clinical development and Regulatory Services

Abgent, Inc.	United States October 14, 2011	100%	Biologics reagent research and sales

Abgent Europe Ltd.	United Kingdom October 14, 2011	100%	Biologics reagent sales

Abgent Biotechnology (Shanghai) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent production

Abgent Biotechnology (Suzhou) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent development and production

MedKey Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

Jiecheng Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

WuXi AppTec (Changzhou) Co., Ltd.	PRC December 15, 2011	100%	Pharmaceutical manufacturing

WuXi AppTec (Nanjing) Testing Technology Co.,Ltd.	PRC December 16, 2011	100%	Testing Services

The Company, together with its subsidiaries, is principally engaged in providing laboratory and manufacturing services to support research and development for pharmaceutical, biotechnology and medical device companies. To enhance its platform of capabilities, the Company formed investment companies and corporate venture funds to invest in technologies and life-sciences companies in 2011.